Premises and Equipment (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Premises and Equipment
Buildings and improvements	$ 11,072,189	$ 10,848,724
Land and land improvements	3,284,187	3,096,142
Furniture and equipment	7,295,123	6,983,199
Leasehold improvements	883,307	869,474
Finance lease	4,018,377	4,018,377
Operating leases	1,459,868	1,426,517
Other prepaid assets	25,328	27,500
Total premises and equipment	28,038,379	27,269,933
Less accumulated depreciation and amortization	(15,947,493)	(15,196,948)
Net premises and equipment	$ 12,090,886	$ 12,072,985